Pruco Life Insurance Company of New Jersey                                             Sun-Jin Moon
Vice President and Assistant Secretary

Pruco Life Insurance Company
of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

December 12, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life of New Jersey Variable Appreciable Account
(Registration No. 333-158637)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 4; and (ii) that the text of Post-Effective Amendment No. 4 was filed electronically on December 7, 2012 (Accession No. 0000741313-12-000164).

By:           /s/ Sun-Jin Moon
                         Sun-Jin Moon
Vice President and Assistant Secretary
Pruco Life Insurance Company of New Jersey

Via EDGAR